Form N-1A Cover	Nov. 30, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2023
Prospectus Date	Apr. 01, 2024
Supplement to Prospectus [Text Block]

Lord Abbett Investment Trust

Lord Abbett Floating Rate Fund (the “Fund”)

Supplement dated December 30, 2024 to the
Summary Prospectus and Prospectus, each dated
April 1, 2024, as supplemented

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.